Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 032
EBP, Description of Plan [Line Items]
Description of the Plan
NOTE 1. DESCRIPTION OF THE PLAN

The Olin Corporation (Olin) Retirement Savings Plan (the Plan) was amended and restated effective January 1, 2024 in order to include all prior amendments made to the Plan and incorporate certain legally required amendments. Additionally, effective October 1, 2024, the Plan’s name was changed from the Contributing Employee Ownership Plan (CEOP) and to reflect operational practices and changes made in connection with Olin’s engagement of a new recordkeeper and custodian. The following description of the Plan provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan originally established in 1964 that has since been amended and restated and for which Olin is the current sponsor. The Plan was established for the purpose of providing retirement benefits for the United States (U.S.) employees of Olin and its subsidiaries. The Plan contains a cash or deferred component which was intended to qualify under Sections 401(a) and 401(k) of the Internal Revenue Code of 1986, as amended (the Code) and an employee stock ownership plan (ESOP) component intended to qualify as a stock bonus plan under Sections 401(a) and 4975(e)(7) of the Code. The ESOP consists of the Olin Common Stock Fund. The Plan is subject to the applicable provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

Eligibility

The Plan provides eligibility to substantially all U.S. employees upon their hire date, provided they are actively employed by a participating employer and being paid by Olin.

Contributions

The total maximum allowable employee contribution is 80% of eligible pay, subject to relevant annual limitations in the Code. Plan participants may elect to increase, decrease, suspend or resume compensation deferrals at any time. New elections are effective as soon as practicable after the request is processed. Newly hired eligible employees not electing to enroll within approximately 30 days of hire date, are automatically enrolled to contribute 6% of their eligible compensation to the Plan, unless the employee elects to opt out. The Plan contains an automatic escalation feature whereby contributions for certain eligible participants who are participating in the Plan are automatically increased 1% each year effective April 1, until the contribution rate reaches 15%, unless the employee designates otherwise. The Plan’s default investment option is the T. Rowe Price Age Based Retirement Income Fund with a maturity date closest to the participant’s 65th birthday.
The Plan follows the Code’s annual total maximum amount of employee contributions that may be made to the Plan, including catch-up contributions. The amounts of employee contributions are based on eligible compensation and the percentage of such compensation the participant has elected to contribute to the Plan.

The Plan provides for various Olin matching contributions based on various formulas outlined in the Plan, calculated based on the contributions made by the employee. The Plan also provides certain employees with Olin retirement contributions based on various formulas outlined in the Plan, calculated based on the employee’s eligible compensation and without respect to contributions elected by the employee. Both the Olin matching and retirement contributions are invested in the same investment allocation as the employee’s contributions to the Plan.

Contributions received from participants for the years ended December 31, 2025 and 2024 included excess deferrals, net of related gains and losses, of $405,280 and $344,211, respectively. These amounts were recorded as a liability with a corresponding reduction to participant contributions and were distributed to applicable participants in April 2026 and 2025, respectively, to comply with the maximum annual contribution limits under the Code.

Rollovers

The Plan accepts rollovers of qualified distributions from other eligible retirement plans.

Participant’s Accounts

Each participant’s account is credited with the participant’s contribution and allocations of Olin’s contributions and earnings, which have been reduced by administrative expenses. The benefit to which a participant is entitled is the participant’s vested account balance.

Participant Investment Account Options

Participants direct the investment of their contributions into various investment options offered by the Plan. Participants may also transfer the value of the investments in their account to any one or a combination of investments available in the Plan. Transfers into the Olin Common Stock Fund are limited to the extent that such transfer would result in more than 20% of the participant’s account balance invested in the Olin Common Stock Fund.
Vesting

Substantially all participants in the Plan are immediately 100% vested in the Olin matching contributions. Additionally, Olin elected to incorporate certain provisions into the Plan, so that the Plan was a “safe harbor” plan under Section 401(k) of the Code for substantially all participants (excluding specified employees in a qualified separate line of business); specifically, the first 3% of Olin retirement contributions are immediately 100% vested. With the exception of the safe harbor retirement contributions, substantially all of the remaining Olin retirement contributions generally vest in accordance with the following schedule:

Years of Service	Percentage Vested
Less than 2	0%
2	50%
3	100%

The Plan provides for immediate vesting resulting from death, total and permanent disability, or attainment of normal retirement age (age 65).

Forfeited Accounts

Forfeitures of Olin’s retirement contributions were used to reduce Olin’s contributions by $1,518,789 and $1,800,000 for the years ended December 31, 2025 and 2024, respectively. Forfeitures that were available amounted to $144,082 and $149,017 as of December 31, 2025 and 2024, respectively.

Payment of Benefits

Upon termination of service for any reason, a participant may elect to receive their entire vested balance in either a lump-sum or in annual installments up to fifteen years, or if the participant’s life expectancy exceeds fifteen years, the life expectancy of the participant.

All distributions are paid in cash; however, at the election of the participant, distributions from the Olin Common Stock Fund may be paid in common stock with any fractional interest in a share of common stock paid in cash.
Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance, plus any accrued but unpaid interest. All employees who are participants in the Plan are eligible to borrow from the Plan. The Plan generally allows for only one loan to be outstanding at a time. No loan made to any participant shall exceed the lesser of:

(1)$50,000 reduced by the excess (if any) of (i) the highest outstanding balance of loans from the Plan during the one-year period ending on the day before the date the loan is made, over (ii) the outstanding balance of loans from the Plan on the date the loan is made, or

(2)50% of the participant’s vested account balance as of the valuation date on or immediately preceding the date of the loan.

The loans are funded from the participant’s accounts, reducing the account balance by the loan amount, and are reflected as notes receivable from participants in the Plan’s financial statements. Terms of new loans may be up to five years. The interest rate on outstanding loans is the prime rate on the date of loan origination. Interest rates on outstanding loans ranged from 3.25% to 9.50% and 3.25% to 8.50% as of December 31, 2025 and 2024, respectively. The interest rates on new loans were 7.00% to 7.50% and 7.75% to 8.50% for the years ended December 31, 2025 and 2024, respectively. Delinquent notes receivable from participants are classified as benefits paid to participants.

Plan Termination

Although it has not expressed any intent to do so, Olin has the right under the Plan to terminate the Plan, subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts.

Recordkeepers

Empower Retirement, LLC (Empower) is the recordkeeper for the Plan effective October 1, 2024. Prior to this date, the Plan’s recordkeeper was Voya Institutional Plan Services, LLC (Voya), as further described in Note 6.

Custodians

Empower Trust Company, LLC (Empower Trust) is the custodian for the majority of the Plan’s investments effective October 1, 2024. Prior to this date, Voya Institutional Trust Company (Voya Trust) was the custodian for the majority of the Plan’s investments as further described in Note 6. State Street Bank and Trust is the custodian for the Olin Common Stock Fund.